Capital structure and financial items - Financial income and expenses - Financial expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest expenses	kr 542	kr 378	kr 289
Foreign exchange loss (net)	0	2,885	1,972
Financial loss from forward contracts (net)	0	1,766	0
Capital loss on investments	106	124	0
Capital loss on marketable securities	0	463	44
Result of associated companies	0	189	24
Other financial expenses	197	181	122
Total financial expenses	kr 845	kr 5,986	kr 2,451